Accounts Receivable	9 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
Accounts Receivable	Note 3 - Accounts Receivable At September 30, 2024 and December 31, 2023, the Company had accounts receivable of $5,231 and $5,585, respectively.